                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21232

                      FORTRESS PINNACLE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

           1345 Avenue Of The Americas, 46th Floor, New York, NY 10105
               (Address of principal executive offices) (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

FINANCIAL STATEMENTS

   Statement of Assets and Liabilities at December 31, 2007                   2

   Statement of Operations for the Year Ended December 31, 2007 and
      Financial Highlights for the Years Ended December 31, 2007, 2006,
      2005, 2004 and 2003                                                     3

   Statement of Cash Flows for the Year Ended December 31, 2007               4

   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006                                              5

   Notes to Financial Statements                                              6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of Fortress Pinnacle Investment Fund LLC

We have audited the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund LLC ("the Fund") as of December 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Pinnacle Investment Fund LLC at December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

New York, NY
February 29, 2008

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                            December 31, 2007
                                            -----------------
ASSETS
   Cash and cash equivalents                     $  1,250
   Other receivables                                   19
                                                 --------
                                                    1,269
                                                 --------
LIABILITIES
   Other liabilities                                  135
                                                 --------
   NET ASSETS, representing members' capital     $  1,134
                                                 ========
NET ASSETS CONSISTS OF:
   Capital paid in                               $ 26,284
   Capital distributed                            (25,150)
                                                 --------
                                                 $  1,134
                                                 ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                           Year Ended
                                                       December 31, 2007
                                                       -----------------
Income
   Interest income                                         $   1,101
                                                           ---------
                                                               1,101
                                                           ---------
Expenses
   Professional fees                                             192
   Preferred dividends                                             5
   Operating expenses                                             48
                                                           ---------
                                                                 245
                                                           ---------
Net investment income                                            856
Net unrealized loss on investment                           (261,803)
Net realized gain on investment                              279,857
                                                           ---------
Net gain on investment                                        18,054
                                                           ---------
Net increase in net assets resulting from operations       $  18,910
                                                           =========

FINANCIAL HIGHLIGHTS

                                                                          Year Ended December 31,
                                                                ----------------------------------------
                                                                 2007    2006    2005     2004     2003
                                                                -----   -----   ------   ------   ------
Disclosure of certain ratios:
Ratio of total expenses to average net assets*                   0.2%    0.1%     0.1%     0.2%     0.0%
Ratio of allocations to the Advisory Member                      0.0%    0.0%     0.0%     0.5%     0.1%
                                                                ----    ----    -----    -----     ----
Ratio of expenses and allocations to average net assets          0.2%    0.1%     0.1%     0.7%     0.1%
                                                                ====    ====    =====    =====     ====
Ratio of net investment income (loss) to average net assets*     0.7%    4.2%     5.0%     7.2%    (0.1)%
Portfolio turnover rate                                          0.0%    0.0%     0.0%     0.0%     0.0%
IRR since inception**                                           81.3%   87.1%   104.4%   125.8%    18.8%
Total return                                                    10.4%   26.9%    66.5%   392.9%    29.5%

*    Does not reflect allocations to the Advisory Member.

**   Net of allocations to the Advisory Member.

Ratios to average net assets, total return and IRRs are calculated for the members, excluding the Advisory Member, as a whole. The computation of such ratios and IRRs for an individual member may vary from these ratios, total return and IRRs based on different management fee and incentive arrangements, and the timing of capital transactions.

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                       Year Ended
                                                                   December 31, 2007
                                                                   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                   $  18,910
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Net unrealized loss on investment                                     261,803
   Net realized gain on investment                                      (279,857)
   Proceeds from sale of investment                                      288,644
   Change in:
      Due to affiliate                                                        (8)
      Accounts payable and other liabilities                                  81
                                                                       ---------
Net cash provided by operating activities                                289,573
                                                                       ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                      --
   Capital distributions                                                (299,079)
   Distribution of preferred equity                                          (52)
                                                                       ---------
Net cash used in financing activities                                   (299,131)
                                                                       ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                 (9,558)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                            10,808
                                                                       ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                               $   1,250
                                                                       =========

See notes to financial statements

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                           Year Ended          Year Ended
                                                       December 31, 2007   December 31, 2006
                                                       -----------------   -----------------
Increase in net assets resulting from operations
   Net investment income                                  $      856           $ 10,679
   Net unrealized gain (loss) on investment                 (261,803)            48,857
   Net realized gain on investment                           279,857                 --
                                                          ----------           --------
Net increase in net assets resulting from operations          18,910             59,536
Capital distributions                                         (7,687)                --
Distributions of realized gains                             (279,857)                --
Distributions of net investment income                       (11,535)                --
                                                          ----------           --------
Net increase (decrease) in net assets                       (280,169)            59,536
Net assets, beginning of period                              281,303            221,767
                                                          ----------           --------
Net assets, end of period                                 $    1,134           $281,303
                                                          ==========           ========
Undistributed net investment income                       $       --           $ 10,679
                                                          ==========           ========

See notes to financial statements

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1.   ORGANIZATION

     Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in the common stock of Global Signal Inc. ("GSL") (formerly Pinnacle Holdings Inc.), a cell tower leasing company. The Company also invested in Pinnacle Towers Acquisition Inc. ("PTA"), which was subsequently merged into Global Signal Inc.

     The members of the Company include Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhaeuser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier in accordance with the Act, the Company can be terminated by a vote of 75% of the membership interests and 75% of the preferred equity interests described in
     Note 4.

     On August 8, 2007, the Company's board approved a resolution to liquidate and terminate the Company in accordance with its Limited Liability Company Agreement. The Company expects to liquidate during 2008.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, the Company reports its investments at fair value.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on the Company's investments in securities that results from a counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. At December 31, 2007, the Company did not hold any investments.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

     VALUATION OF INVESTMENTS - Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. During the year ended December 31, 2007, the Company paid distributions in the amount of $299.1 million.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Realized gains are recognized to the extent sales proceeds exceed investment cost. Realized losses are recognized where investment cost exceeds proceeds or when a write down is recorded. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained on review by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 did not have a material effect on the Company's financial condition or results of operations.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

     The Company adopted SFAS 157 on January 1, 2008. To the extent they are measured at fair value, SFAS 157 did not materially change the Company's fair value measurements for any of its existing financial statement elements. As a result, the adoption of SFAS 157 did not have a material impact on the Company's financial condition, liquidity or results of operations.

     In June 2007, Statement of Position No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") was issued. SOP 07-1 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. Management has determined that the Company continues to meet the definition of an investment company under this new guidance. In February 2008, the FASB indefinitely postponed the adoption of SOP 07-1.

     In February 2007, the FASB issued SFAS No. 159, "The Fair Value option for Financial Assets and Financial Liabilities." SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. The Company adopted SFAS 159 on January 1, 2008. The Company did not elect to measure any items at fair value pursuant to the provisions of SFAS 159. As a result, the adoption of SFAS 159 did not have a material impact on the Company's financial condition, liquidity or results of operations.

3.   ALLOCATIONS TO MEMBERS

     Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all capital contributions provided that FIG shall receive no more than 1.5% of total capital contributions. Such amount was allocated and paid to FIG in 2004.

     Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance, then to the Members other than FIG or holders of the preferred equity interest.

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $52,000 to 104 qualified investors. Such securities receive a 10% cumulative preferred return, payable out of the Company's Net Profits.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

     On November 27, 2007, after the approval of all preferred equity interest holders, the preferred equity interests of $52,000 were redeemed. In addition, the last annual 10% preferred dividend was declared as of November 27, 2007 for $4,723 and paid on that date.

5. MERGER OF CROWN CASTLE INTERNATIONAL CORP. WITH GLOBAL SIGNAL INC. AND SALE OF SHARES

     On January 12, 2007, Global Signal Inc. ("GSL") completed its announced merger with Crown Castle International Corp. ("Crown Castle") and CCGS Holdings LLC, a wholly owned subsidiary of Crown Castle ("Merger Sub"). In connection with the merger, the Company received $8.16 in cash proceeds and
     1.375 shares of Crown Castle common stock in exchange for each share of GSL stock. Subsequent to the merger, the Company sold 1.9 million Crown Castle shares back to Crown Castle for $33.87 per share.

     On June 28, 2007, all of the Company's remaining shares of Crown Castle were sold at $35.30 per share through an underwritten offering.

6.   SUBSEQUENT EVENT

     On January 23, 2008, the Company distributed $1,010,000 to its members representing the excess of the previously undistributed proceeds from the sale of the Company's shares of Crown Castle over estimated liabilities.

     On January 30, 2008, the Company filed Form N-8F to deregister as a RIC.

FORTRESS PINNACLE INVESTMENT FUND
UNAUDITED STATEMENT OF ADDITIONAL INFORMATION
I. Managers' and Officers' Information

Name (age)                                                                                                       No. of Portfolios
Position (held since)                                                                                           in Fund Complex for
Address (see Footnote 3)       Principal Occupation During Past 5 yrs            Other Directorships           which Manager Serves
------------------------      ----------------------------------------  -------------------------------------  --------------------
INDEPENDENT MANAGER (1)

ROBERT H. GIDEL (56)          -    MANAGING PARTNER OF LIBERTY          -    DEVELOPERS DIVERSIFIED REALTY     3
                                   PARTNERS, LP (1997 - PRESENT)
TRUSTEE (OCTOBER 2002)                                                  -    THE GINN COMPANIES LLC


OFFICERS (2)

WESLEY R. EDENS (46)          -    PRINCIPAL OF FORTRESS INVESTMENT     -    OFFICER OF 4 OTHER INVESTMENT     --
                                   GROUP LLC (MAY 1998 TO PRESENT)           COMPANIES ADVISED BY THE ADVISOR
CHAIRMAN AND CHIEF EXECUTIVE
OFFICER (MAY 2001)

RANDAL A. NARDONE (52)        -    PRINCIPAL OF FORTRESS INVESTMENT     -    OFFICER OF 4 OTHER INVESTMENT     --
                                   GROUP LLC (MAY 1998 TO PRESENT)           COMPANIES ADVISED BY THE ADVISOR
VICE PRESIDENT, CHIEF
OPERATING OFFICER AND
SECRETARY (MAY 2001)

KEVIN NAUGHTON (45)           -    MANAGING DIRECTOR OF GOLDMAN SACHS   -    OFFICER OF 4 OTHER INVESTMENT     --
                                   & CO. (APRIL 1990 TO JULY 2007)           COMPANIES ADVISED BY THE ADVISOR
CHIEF FINANCIAL OFFICER
(DECEMBER 2007)

ROBERT I. KAUFFMAN (44)       -    PRINCIPAL OF FORTRESS INVESTMENT     -    OFFICER OF 3 OTHER INVESTMENT     --
                                   GROUP LLC (MAY 1998 TO PRESENT)           COMPANIES ADVISED BY THE ADVISOR
PRESIDENT (MAY 2001)

ALLISON L. THRUSH (44)        -    MANAGING DIRECTOR OF FORTRESS        -    OFFICER OF 4 OTHER INVESTMENT     --
                                   INVESTMENT GROUP LLC (MARCH 2001 TO       COMPANIES ADVISED BY THE ADVISOR
VICE PRESIDENT AND ASSISTANT       PRESENT)
SECRETARY (AUGUST 2006)

(1) Each Manager serves an indefinite term until his or her resignation, death or removal.

(2) Officers are elected to annual terms by the Managers; the date of the last election was February 26, 2008.

(3) The address for each Trustee and Officer is c/o Fortress, 1345 Avenue of the Americas, 46th Floor, New York, NY 10105.


No aggregate remuneration was paid by the Registrant during the year to the Manager.

The Statement of Additional Information includes additional information about Manager and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available
(i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Registrant did not have any portfolio holdings as of December 31, 2007.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics ("the Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not applicable.

(c) Not applicable.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers has determined that Mr. Robert Gidel is the Audit Committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an Audit Committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an Audit Committee financial expert. The designation or identification of a person as an Audit Committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Managers in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $50,428 for fiscal year 2006 and $150,939 for fiscal year 2007.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years by the principal accountant for tax services were $6,000 for fiscal year 2006 and $7,400 for fiscal year 2007.

(d) All Other Fees. Not applicable.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) All of the services described in each of paragraphs (b) through (d) of
Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant other than those described in item 4 (c) or 4 (d) above, Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for fiscal year 2006 and for fiscal year 2007.

(h) The Registrant's Audit Committee of the Board of Managers has not considered whether the provision of non-audit services to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Registrant did not hold any investments as of December 31, 2007.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:

                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC, Fortress Pinnacle Investment Fund LLC and RIC Coinvestment Fund LP have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                            PAGE
                                                                            ----
Definitions .............................................................     3

Objective ...............................................................     4

Resolutions of Conflicts of Interest ....................................     4

Proxy Voting Coordinator ................................................     5

Assembling Voting Information ...........................................     6

Portfolio Managers ......................................................     6

Accumulating Voting Results .............................................     6

Communicating Votes .....................................................     7

Record of Voting Delegation .............................................     7

Annual review of Policy Function ........................................     7

Disclosure and Comments on Voting .......................................     8

Joining Insurgent or Voting Committees ..................................     8

Social Issues ...........................................................     8

Recordkeeping ...........................................................     8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

RESOLUTIONS OF CONFLICTS OF INTEREST

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

Certain advisory or other agreements between Fortress and specific Clients set forth procedures which must be followed for identified related party or conflict of interest transactions. In these circumstances, votes which present conflicts of interest to which such procedures apply will be resolved by recourse to the procedures mandated by such agreements; in many of these cases, such procedures mandate referring the matter to the Client's advisory board, board of directors or board of trustees, as the case may be, and Fortress intends to use its reasonable best efforts to ensure that recourse to such bodies is effected in a timely manner where failure to do so might reasonably be expected to have an adverse effect on the value of the investment represented by the applicable security.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

PROXY VOTING COORDINATOR

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

     (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

     (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

     (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

     (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

     (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

     (vi) Participating in the annual review of the policy function as set forth in this policy.

The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of any one or more of these functions to one or more other individuals employed by Fortress. Any portion or all of any one or more of these functions may be performed by service providers engaged by Fortress.

ASSEMBLING VOTING INFORMATION

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service providers and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

PORTFOLIO MANAGERS

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

ACCUMULATING VOTING RESULTS

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

     (i)    The name of the issuer of the portfolio security;

     (ii)   The exchange ticker symbol of the portfolio security;

     (iii)  The CUSIP number for the portfolio security;

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;

     (vi)   Whether a vote was cast on the matter;

     (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

     (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

COMMUNICATING VOTES

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

RECORD OF VOTING DELEGATION

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

ANNUAL REVIEW OF POLICY FUNCTION

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

     (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

     (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

     (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

     (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

DISCLOSURE AND COMMENTS ON VOTING

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator." It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

JOINING INSURGENT OR VOTING COMMITTEES

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

SOCIAL ISSUES

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

RECORDKEEPING

The Compliance Officer shall maintain the following records:

     (i)   Copies of this policy as from time to time revised or supplemented;

     (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

     (iii) Voting Results for each Client;

     (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

     (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

     (vi)  Communications to Client respecting Conflicts of Interest; and

     (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the

Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, May 2006.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC


By: /s/ Kevin Naughton
    ---------------------------------
Name: Kevin Naughton
Title: Chief Financial Officer
Date: March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: March 10, 2008


By: /s/ Kevin Naughton
    ---------------------------------
Name: Kevin Naughton
Title: Chief Financial Officer
Date: March 10, 2008